Condensed Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	94,100,000	94,100,000
Ordinary shares, shares issued	28,279,528	27,962,586
Ordinary shares, shares outstanding	27,434,389	27,962,586
Ordinary shares, treasury stock	845,139
Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	94,100,000	94,100,000
Ordinary shares, shares issued	28,279,528	27,962,586
Ordinary shares, shares outstanding	27,434,389	27,962,586
Ordinary shares, treasury stock	845,139